Nature of the Business - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 15, 2017
Nature Of Business [Line Items]
Net loss		$ 29,686,000	$ 12,198,000	$ 13,648,000
Accumulated deficit		62,022,000	$ 32,336,000
Cash on hand		$ 129,400
Minimum
Nature Of Business [Line Items]
Number of months for operating plan sufficiently funded by cash resources		12 months
IPO
Nature Of Business [Line Items]
Price per share					$ 14.00
American Depositary Shares
Nature Of Business [Line Items]
Net proceeds after deducting underwriting discounts and commissions and estimated offering expenses	$ 77,400,000
American Depositary Shares | IPO
Nature Of Business [Line Items]
Issuance of ordinary shares, shares	6,164,000
Price per share	$ 14.00
Nightstar Therapeutics Limited
Nature Of Business [Line Items]
Date of incorporation		Jul. 06, 2017
Nightstar Therapeutics Limited | American Depositary Shares
Nature Of Business [Line Items]
Net proceeds after deducting underwriting discounts and commissions and estimated offering expenses	$ 2,900,000